JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

COMMON STOCKS - 46.0%	Shares	Value
Communication Services - 4.3%
Alphabet, Inc. - Class A	37,159	$ 10,685,441
Fox Corporation - Class B	16,459	873,973
Meta Platforms, Inc. - Class A	6,405	3,664,493
T-Mobile US, Inc.	10,485	2,202,165
		17,426,072
Consumer Discretionary - 5.1%
Amazon.com, Inc. (a)	28,989	6,037,539
Home Depot, Inc. (The)	10,265	3,376,056
Installed Building Products, Inc.	4,868	1,290,750
M/I Homes, Inc. (a)	17,000	2,081,650
McDonald's Corporation	13,918	4,325,575
TJX Companies, Inc. (The)	15,000	2,395,500
Ulta Beauty, Inc. (a)	1,828	955,514
Winmark Corporation	534	228,312
		20,690,896
Consumer Staples - 3.1%
Casey's General Stores, Inc.	3,452	2,512,573
Coca-Cola Consolidated, Inc.	5,839	1,119,570
Procter & Gamble Company (The)	7,104	1,026,102
Walmart, Inc.	61,285	7,616,499
		12,274,744
Energy - 2.7%
Chevron Corporation	23,021	4,763,045
Exxon Mobil Corporation	20,808	3,530,285
Valero Energy Corporation	10,032	2,478,707
		10,772,037
Financials - 6.4%
Bancorp, Inc. (The) (a)	17,616	946,508
Berkshire Hathaway, Inc. - Class B (a)	6,666	3,194,347
BlackRock, Inc.	1,642	1,579,128
Enova International, Inc. (a)	30,563	4,151,372
Goldman Sachs Group, Inc. (The)	4,377	3,702,898
JPMorgan Chase & Company	27,545	8,102,637
Nelnet, Inc. - Class A	15,000	1,934,400

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 46.0% (Continued)	Shares	Value
Financials - 6.4% (Continued)
Regions Financial Corporation	83,675	$ 2,185,591
		25,796,881
Health Care - 3.6%
Abbott Laboratories	19,650	2,017,466
AbbVie, Inc.	13,000	2,827,370
AstraZeneca plc	8,125	1,602,413
Eli Lilly & Company	4,540	4,175,755
Johnson & Johnson	10,625	2,597,175
McKesson Corporation	1,709	1,478,900
		14,699,079
Industrials - 4.3%
ABB Ltd. - ADR	36,350	2,925,448
Caterpillar, Inc.	8,592	6,087,088
Eaton Corporation plc	8,845	3,163,591
General Electric Company	4,150	1,177,646
RTX Corporation	3,902	752,696
Ryder System, Inc.	2,268	464,282
United Rentals, Inc.	4,060	2,957,954
		17,528,705
Information Technology - 14.3%
Apple, Inc.	43,350	11,001,796
ASML Holding N.V.	2,049	2,706,381
Broadcom, Inc.	16,803	5,200,697
International Business Machines Corporation	3,177	770,073
Jabil, Inc.	19,148	5,086,283
Mastercard, Inc. - Class A	7,248	3,621,536
Microsoft Corporation	30,708	11,367,180
Nova Ltd. (a)	14,166	6,152,010
NVIDIA Corporation	53,642	9,355,165
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,534	1,194,315
Western Digital Corporation	4,483	1,212,607
		57,668,043
Materials - 0.7%
Linde plc	2,309	1,144,710
Southern Copper Corporation	5,957	1,024,997

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 46.0% (Continued)	Shares	Value
Materials - 0.7% (Continued)
Steel Dynamics, Inc.	3,717	$ 669,060
		2,838,767
Real Estate - 0.4%
CBRE Group, Inc. - Class A (a)	12,898	1,747,163

Utilities - 1.1%
American Electric Power Company, Inc.	19,082	2,501,269
Iberdrola S.A. - ADR	22,276	2,054,738
		4,556,007

Total Common Stocks (Cost $73,607,622)		$ 185,998,394

EXCHANGE-TRADED FUNDS - 7.4%	Shares	Value
Global X Defense Tech ETF	35,150	$ 2,490,026
iShares Gold Trust (a)	144,217	12,714,172
iShares MSCI EAFE ETF	37,518	3,644,123
iShares MSCI Emerging Markets ETF	16,305	925,961
iShares Russell 2000 ETF	25,000	6,200,000
iShares Silver Trust (a)	25,544	1,740,568
Range Nuclear Renaissance Index ETF	7,591	499,260
Vanguard FTSE Emerging Markets ETF	30,948	1,672,739
Total Exchange-Traded Funds (Cost $16,051,894)		$ 29,886,849

CORPORATE BONDS - 12.2%	Par Value	Value
Communication Services - 0.2%
Comcast Corporation, 5.300%, due 05/15/35	$ 1,000,000	$ 1,018,148

Consumer Staples - 1.9%
McCormick & Company, 4.700%, due 10/15/34	2,500,000	2,385,636
McDonald's Corporation, 6.300%, due 10/15/37	1,000,000	1,096,122
Mondelez International, Inc., 4.250%, due 05/06/28	2,000,000	1,995,974
Walmart, Inc., 5.250%, due 09/01/35	2,000,000	2,084,748
		7,562,480

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 12.2% (Continued)	Par Value	Value
Energy - 0.5%
Energy Transfer LP, 5.550%, due 05/15/34	$ 2,000,000	$ 2,036,534
Financials - 4.3%
Arthur J. Gallagher & Company, 5.750%, due 07/15/54	2,000,000	1,918,395
Bank of America Corporation, 1.250%, due 09/24/26	2,000,000	1,968,206
Goldman Sachs Group, Inc. (The),
4.800%, due 02/11/33	1,000,000	988,820
5.000%, due 02/27/34	1,000,000	970,425
Jefferies Financial Group, Inc., 7.000%, due 03/31/46	1,000,000	991,986
John Deere Capital Corporation, 5.100%, due 04/11/34	4,000,000	4,072,548
JPMorgan Chase & Company, 4.800%, due 07/29/27	2,000,000	2,005,247
Morgan Stanley, 5.320%, (SOFR + 155.5, effective 7/19/34) due 07/19/35 (b)	2,500,000	2,508,671
State Street Corporation, 5.272%, due 08/03/26	2,000,000	2,006,609
		17,430,907
Health Care - 2.0%
Cigna Group (The), 5.125%, due 05/15/31	1,000,000	1,020,594
CVS Health Corporation, 5.400%, due 06/01/29	2,500,000	2,559,325
UC Health, LLC, 5.858%, due 08/01/35	2,500,000	2,586,593
UnitedHealth Group, Inc., 5.000%, due 04/15/34	2,000,000	2,001,566
		8,168,078
Industrials - 0.8%
Caterpillar, Inc., 8.250%, due 12/15/38	1,000,000	1,319,653
Trane Technologies Financing Ltd., 5.100%, due 06/13/34	2,000,000	2,026,724
		3,346,377
Information Technology - 0.9%
Apple, Inc., 2.050%, due 09/11/26	2,500,000	2,481,358
PayPal Holdings, Inc., 2.650%, due 10/01/26	1,000,000	992,182
		3,473,540
Materials - 0.2%
Air Products & Chemicals, Inc., 4.850%, due 02/08/34	1,000,000	1,001,196

Real Estate - 0.9%
Kimco Realty OP, LLC, 4.850%, due 03/01/35	1,000,000	979,602
Public Storage Operating Company, 4.375%, due 07/01/30	2,500,000	2,496,670
		3,476,272

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 12.2% (Continued)	Par Value	Value
Utilities - 0.5%
Kentucky Utilities Company, 5.125%, due 11/01/40	$ 1,000,000	$ 964,566
NextEra Energy Capital Holdings, Inc., 1.875%, due 01/15/27	1,000,000	981,110
		1,945,676

Total Corporate Bonds (Cost $49,024,284)		$ 49,459,208

MORTGAGE-BACKED SECURITIES – 2.6%	Par Value	Value
Federal National Mortgage Association - 2.6%
Federal National Mortgage Association,
3.500%, due 09/01/33	2,066,689	2,016,760
3.500%, due 05/25/47	156,609	151,995
2.500%, due 01/01/57	9,777,989	8,278,364
Total Mortgage-Backed Securities (Cost $11,674,284)		$ 10,447,119

U.S. GOVERNMENT & AGENCIES – 4.0%	Par Value	Value
Federal Farm Credit Bank - 2.3%
Federal Farm Credit Bank,
2.750%, due 11/06/26	$ 5,725,000	$ 5,691,843
4.210%, due 10/02/30	2,500,000	2,484,972
4.780%, due 10/29/35	1,000,000	990,678
		9,167,493
Federal Home Loan Bank - 1.2%
Federal Home Loan Bank,
1.020%, due 09/17/26	2,500,000	2,469,754
5.000%, due 06/26/29	2,500,000	2,504,621
		4,974,375
Federal Home Loan Mortgage Corporation - 0.5%
Federal Home Loan Mortgage Corporation, 4.070%, due 12/17/30	2,000,000	1,982,179

Total U.S. Government & Agencies (Cost $16,218,742)		$ 16,124,047

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 25.7%	Par Value	Value
U.S. Treasury Bills (c) - 1.2%
3.633%, due 06/18/26	$ 5,000,000	$ 4,961,033

U.S. Treasury Bonds - 14.0%
5.500%, due 08/15/28	15,000,000	15,572,461
5.375%, due 02/15/31	20,000,000	21,253,124
4.375%, due 02/15/38	5,000,000	4,990,625
4.625%, due 11/15/44	5,000,000	4,838,086
4.750%, due 02/15/45	10,000,000	9,825,781
		56,480,077
U.S. Treasury Notes - 10.5%
4.250%, due 11/30/26	10,000,000	10,033,301
2.375%, due 05/15/27	10,000,000	9,842,969
4.375%, due 05/15/34	15,000,000	15,158,203
4.250%, due 05/15/35	7,500,000	7,480,078
		42,514,551

Total U.S. Treasury Obligations (Cost $103,399,851)		$ 103,955,661

MONEY MARKET FUNDS - 1.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (d) (Cost $7,394,790)	7,394,790	$ 7,394,790

Total Investments at Value - 99.7% (Cost $277,371,467)		$ 403,266,068

Other Assets in Excess of Liabilities - 0.3%		1,364,338

Net Assets - 100.0%		$ 404,630,406

(a)	Non-income producing security.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(c)	The rate shown is the annualized yield at the time of purchase.
(d)	The rate shown is the 7-day effective yield as of March 31, 2026.
ADR	- American Depositary Receipt.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Communication Services - 0.6%
Nexstar Media Group, Inc.	2,427	$ 438,874

Consumer Discretionary - 15.1%
Abercrombie & Fitch Company - Class A (a)	8,173	746,767
Academy Sports & Outdoors, Inc.	9,709	548,073
Beazer Homes USA, Inc. (a)	16,770	322,655
Boot Barn Holdings, Inc. (a)	5,541	810,981
Brinker International, Inc. (a)	19,704	2,813,140
Buckle, Inc. (The)	11,452	576,723
Covista, Inc. (a)	4,847	558,617
Gigacloud Technology, Inc - Class A (a)	17,930	813,663
Kontoor Brands, Inc.	5,775	405,925
M/I Homes, Inc. (a)	5,458	668,332
Patrick Industries, Inc.	11,845	1,315,624
Urban Outfitters, Inc. (a)	12,104	766,788
Winmark Corporation	1,313	561,373
YETI Holdings, Inc. (a)	22,861	836,484
		11,745,145
Consumer Staples - 5.3%
Andersons, Inc. (The)	11,505	825,829
Casey's General Stores, Inc.	342	248,928
Coca-Cola Consolidated, Inc.	10,207	1,957,090
PriceSmart, Inc.	7,507	1,129,804
		4,161,651
Energy - 5.0%
Core Natural Resources, Inc.	3,313	346,970
HF Sinclair Corporation	10,912	680,800
Magnolia Oil & Gas Corporation - Class A	23,525	742,684
Matador Resources Company	14,016	885,531
Murphy Oil Corporation	18,168	749,430
Northern Oil & Gas, Inc.	16,868	493,052
		3,898,467
Financials - 23.6%
American Financial Group, Inc.	2,975	379,937
Assured Guaranty Ltd.	13,368	1,089,225

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Financials - 23.6% (Continued)
Axos Financial, Inc. (a)	7,498	$ 638,005
Bancorp, Inc. (The) (a)	8,846	475,296
BankUnited, Inc.	8,894	401,653
Enova International, Inc. (a)	22,675	3,079,945
Evercore, Inc. - Class A	8,141	2,430,170
EZCORP, Inc. - Class A (a)	46,600	1,182,708
Federated Hermes, Inc. - Class B	8,893	504,322
First BanCorporation	60,255	1,287,046
Houlihan Lokey, Inc.	5,219	749,553
MGIC Investment Corporation	54,020	1,418,025
Piper Sandler Companies	27,424	2,099,307
Radian Group, Inc.	36,949	1,222,273
SouthState Bank Corporation	6,788	628,026
WisdomTree, Inc.	58,595	853,143
		18,438,634
Health Care - 10.3%
Alkermes plc (a)	10,212	361,096
ANI Pharmaceuticals, Inc. (a)	4,618	355,124
Catalyst Pharmaceuticals, Inc. (a)	33,482	829,014
Corcept Therapeutics, Inc. (a)	17,005	685,472
Emergent BioSolutions, Inc. (a)	49,485	410,726
Ensign Group, Inc. (The)	2,774	558,961
Halozyme Therapeutics, Inc. (a)	12,754	824,291
Innoviva, Inc. (a)	55,904	1,302,564
Integer Holdings Corporation (a)	7,067	621,896
National HealthCare Corporation	4,427	706,992
Option Care Health, Inc. (a)	13,012	350,283
Supernus Pharmaceuticals, Inc. (a)	20,863	1,078,408
		8,084,827
Industrials – 13.5%
Applied Industrial Technologies, Inc.	2,813	746,345
Boise Cascade Company	10,080	764,568
Brady Corporation - Class A	9,357	760,163
ESCO Technologies, Inc.	2,975	837,076
FTI Consulting, Inc. (a)	7,168	1,267,087
Generac Holdings, Inc. (a)	5,501	1,074,510

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Industrials – 13.5% (Continued)
Powell Industries, Inc.	2,919	$ 1,579,412
Ryder System, Inc.	4,356	891,717
Sterling Infrastructure, Inc. (a)	3,339	1,359,875
WESCO International, Inc.	4,767	1,304,346
		10,585,099
Information Technology – 9.3%
ACM Research, Inc. - Class A (a)	29,471	1,159,684
Avnet, Inc.	10,682	658,225
DXC Technology Company (a)	50,173	630,675
InterDigital, Inc.	1,932	583,464
Nova Ltd. (a)	3,866	1,678,926
PC Connection, Inc.	22,420	1,310,673
Progress Software Corporation	7,780	199,557
TD SYNNEX Corporation	1,235	208,357
UiPath, Inc. - Class A (a)	77,889	864,568
		7,294,129
Materials - 3.8%
Celanese Corporation	12,279	807,590
Cleveland-Cliffs, Inc. (a)	24,575	207,659
ERO Copper Corporation (a)	19,876	530,093
Warrior Met Coal, Inc.	15,660	1,458,729
		3,004,071
Real Estate - 6.7%
Agree Realty Corporation	13,224	996,825
Apple Hospitality REIT, Inc.	40,416	465,188
CareTrust REIT, Inc.	7,174	262,927
EPR Properties	6,649	332,184
Kite Realty Group Trust	21,361	524,413
National Storage Affiliates Trust	13,345	503,640
Sabra Health Care REIT, Inc.	23,904	459,674
STAG Industrial, Inc.	11,030	397,742
Terreno Realty Corporation	9,740	598,231
Urban Edge Properties	15,541	310,509
Xenia Hotel & Resorts, Inc.	28,703	425,665
		5,276,998

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Utilities – 3.7%
Avista Corporation	15,906	$ 638,467
IDACORP, Inc.	4,898	700,267
Otter Tail Corporation	10,564	927,203
Portland General Electric Company	11,816	623,530
		2,889,467

Total Common Stocks (Cost $49,438,894)		$ 75,817,362

MONEY MARKET FUNDS - 3.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b) (Cost $2,526,300)	2,526,300	$ 2,526,300

Total Investments at Value - 100.1% (Cost $51,965,194)		$ 78,343,662

Liabilities in Excess of Other Assets - (0.1%)		(65,829)

Net Assets - 100.0%		$ 78,277,833

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2026.

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

COMMON STOCKS - 88.5%	Shares	Value
Consumer Discretionary - 9.1%
Build-A-Bear Workshop, Inc	4,044	$ 151,448
Century Communities, Inc.	4,662	267,506
Haverty Furniture Companies, Inc.	13,509	286,120
M/I Homes, Inc. (a)	4,097	501,677
Modine Manufacturing Company (a)	3,119	675,919
Oxford Industries, Inc.	1,280	49,293
Patrick Industries, Inc.	6,066	673,751
		2,605,714
Consumer Staples - 5.6%
Central Garden & Pet Company - Class A (a)	16,385	531,202
Ingles Markets, Inc. - Class A	10,714	963,082
Spectrum Brands Holdings, Inc.	1,602	118,067
		1,612,351
Energy - 3.6%
Dorian LPG Ltd.	9,544	326,406
PrimeEnergy Resources Corporation (a)	751	174,870
REX American Resources Corporation (a)	7,220	329,015
SM Energy Company	6,558	204,478
		1,034,769
Financials - 23.6%
Banco Latinoamericano de Comercio Exterior S.A. - Class E	3,372	172,242
Bancorp, Inc. (The) (a)	2,594	139,376
Donnelley Financial Solutions, Inc. (a)	16,726	788,464
Enova International, Inc. (a)	9,222	1,252,623
EZCORP, Inc. - Class A (a)	5,505	139,717
Federal Agricultural Mortgage Corporation - Class C	4,406	653,630
Investar Holding Corporation	8,542	232,940
Merchants Bancorp	23,196	995,340
Nelnet, Inc. - Class A	5,646	728,108
OFG Bancorp	18,941	766,353
Piper Sandler Companies	9,292	711,303
QCR Holdings, Inc.	1,072	91,602
Skyward Specialty Insurance Group, Inc. (a)	2,632	114,966
		6,786,664

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.5% (Continued)	Shares	Value
Health Care - 14.5%
Artivion, Inc. (a)	6,753	$ 247,295
Aveanna Healthcare Holdings, Inc. (a)	7,437	47,894
Collegium Pharmaceutical, Inc. (a)	5,755	190,318
CorMedix, Inc. (a)	6,209	42,159
Emergent BioSolutions, Inc. (a)	12,175	101,053
Innoviva, Inc. (a)	20,082	467,911
Integer Holdings Corporation (a)	6,396	562,848
iRadimed Corporation	2,400	231,024
Kiniksa Pharmaceuticals International plc (a)	6,909	332,668
LeMaitre Vascular, Inc.	2,165	236,353
Pennant Group, Inc. (The) (a)	5,582	170,139
Phibro Animal Health Corporation - Class A	6,070	335,732
SIGA Technologies, Inc.	52,400	280,340
Stoke Therapeutics, Inc. (a)	2,023	65,869
Tactile Systems Technology, Inc. (a)	4,236	110,687
Theravance Biopharma, Inc. (a)	14,367	233,176
UFP Technologies, Inc. (a)	1,193	230,965
Zymeworks, Inc. (a)	10,578	264,873
		4,151,304
Industrials - 13.2%
Acme United Corporation	2,095	94,086
Allegiant Travel Company (a)	888	71,964
ArcBest Corporation	5,285	519,833
Argan, Inc.	628	342,040
Blue Bird Corporation (a)	3,750	212,963
Boise Cascade Company	2,500	189,625
CRA International, Inc.	3,384	547,801
Genco Shipping & Trading Ltd.	8,000	180,400
GEO Group, Inc. (The) (a)	7,691	129,286
Insteel Industries, Inc.	3,500	117,635
NWPX Infrastructure, Inc. (a)	3,394	264,257
Powell Industries, Inc.	389	210,480
Sterling Infrastructure, Inc. (a)	604	245,991
Unitil Corporation	3,401	177,668
V2X, Inc. (a)	6,950	476,075
		3,780,104

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.5% (Continued)	Shares	Value
Information Technology - 13.4%
Axcelis Technologies, Inc. (a)	3,408	$ 317,217
Concentrix Corporation	5,326	145,719
ePlus, Inc.	4,600	346,150
Nova Ltd. (a)	3,020	1,311,525
PC Connection, Inc.	12,184	712,277
Photronics, Inc. (a)	22,198	897,021
ScanSource, Inc. (a)	3,090	112,167
		3,842,076
Materials - 4.3%
Innospec, Inc.	2,821	205,989
United States Lime & Minerals, Inc.	7,966	1,040,440
		1,246,429
Real Estate - 0.2%
Xenia Hotel & Resorts, Inc.	3,907	57,941

Utilities - 1.0%
Clearway Energy, Inc. - Class C	7,332	288,074

Total Common Stocks (Cost $12,344,089)		$ 25,405,426

EXCHANGE-TRADED FUNDS - 4.8%	Shares	Value
iShares Micro-Cap ETF (Cost $1,282,548)	8,653	$ 1,381,105

RIGHT - 0.0% (b)	Shares	Value
Cartesian Therapeutics, Inc. (a)(c)(d) (Cost $17,942)	94,737	$ 947

U.S. GOVERNMENT & AGENCIES - 3.4%	Par Value	Value
U.S. Treasury Bills (e) - 3.4%
3.694%, due 09/17/26 (Cost $983,185)	$ 1,000,000	$ 983,155

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.7%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (f) (Cost $1,913,113)	1,913,113	$ 1,913,113

Total Investments at Value - 103.4% (Cost $16,540,877)		$ 29,683,746

Liabilities in Excess of Other Assets - (3.4%)		(969,408)

Net Assets - 100.0%		$ 28,714,338

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Expiration date not available
(d)	Level 3 security in accordance with fair value hierarchy.
(e)	The rate shown is the annualized yield at time of purchase.
(f)	The rate shown is the 7-day effective yield as of March 31, 2026.

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

COMMON STOCKS - 77.8%	Shares	Value
Communication Services - 8.9%
Alphabet, Inc. - Class A	3,750	$ 1,078,350
AT&T, Inc.	13,250	384,117
Meta Platforms, Inc. - Class A	1,100	629,343
T-Mobile US, Inc.	2,000	420,060
		2,511,870
Consumer Discretionary - 4.2%
Amazon.com, Inc. (a)	600	124,962
Boot Barn Holdings, Inc. (a)	1,650	241,494
Deckers Outdoor Corporation (a)	500	50,045
Home Depot, Inc. (The)	700	230,223
M/I Homes, Inc. (a)	2,000	244,900
McDonald's Corporation	1,000	310,790
		1,202,414
Consumer Staples - 4.5%
Coca-Cola Consolidated, Inc.	500	95,870
Costco Wholesale Corporation	300	298,929
Procter & Gamble Company (The)	1,700	245,548
Walmart, Inc.	5,100	633,828
		1,274,175
Energy - 6.6%
Cheniere Energy, Inc.	1,245	353,281
Chevron Corporation	2,000	413,800
Matador Resources Company	5,000	315,900
Petroleo Brasileiro S.A. - ADR	20,000	415,000
Valero Energy Corporation	1,500	370,620
		1,868,601
Financials - 11.2%
Bancorp, Inc. (The) (a)	4,900	263,277
BlackRock, Inc.	475	456,812
Enova International, Inc. (a)	6,500	882,895
Goldman Sachs Group, Inc. (The)	915	774,081
JPMorgan Chase & Company	2,000	588,320
Primerica, Inc.	800	200,384
		3,165,769

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 77.8% (Continued)	Shares	Value
Health Care - 7.4%
AbbVie, Inc.	1,250	$ 271,863
AstraZeneca plc	2,000	394,440
Eli Lilly & Company	525	482,879
HCA Healthcare, Inc.	700	331,268
Johnson & Johnson	1,500	366,660
McKesson Corporation	300	259,608
		2,106,718
Industrials - 6.6%
ABB Ltd. - ADR	3,850	309,848
Amphenol Corporation - Class A	1,000	126,350
Caterpillar, Inc.	800	566,768
Curtiss-Wright Corporation	200	136,224
Eaton Corporation plc	1,175	420,262
General Electric Company	1,090	309,310
		1,868,762
Information Technology - 21.8%
Apple, Inc.	3,200	812,128
Arista Networks, Inc. (a)	2,000	245,560
ASML Holding N.V.	575	759,477
Broadcom, Inc.	3,000	928,530
Cadence Design Systems, Inc. (a)	1,000	277,870
Jabil, Inc.	1,800	478,134
Mastercard, Inc. - Class A	690	344,765
Microsoft Corporation	1,106	409,408
NVIDIA Corporation	7,150	1,246,960
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,650	557,618
Western Digital Corporation	500	135,245
		6,195,695
Materials - 2.2%
Linde plc	600	297,456
Steel Dynamics, Inc.	1,800	324,000
		621,456
Real Estate - 2.3%
Digital Realty Trust, Inc.	1,500	270,315
Welltower, Inc.	2,000	395,420
		665,735

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 77.8% (Continued)	Shares	Value
Utilities - 2.1%
Iberdrola S.A. - ADR	2,700	$ 249,048
NextEra Energy, Inc.	3,780	351,086
		600,134

Total Common Stocks (Cost $10,986,463)		$ 22,081,329

EXCHANGE-TRADED FUNDS - 4.4%	Shares	Value
Global X Defense Tech ETF	4,500	$ 318,780
iShares MSCI Germany ETF	3,400	134,878
Range Nuclear Renaissance Index ETF	5,000	328,850
Select STOXX Europe Aerospace & Defense ETF	6,281	255,888
SPDR Gold Shares (a)	500	215,145
Total Exchange-Traded Funds (Cost $1,045,949)		$ 1,253,541

CORPORATE BONDS - 7.2%	Par Value	Value
Consumer Discretionary - 1.6%
Starbucks Corporation, 2.550%, due 11/15/30	$ 500,000	$ 457,349

Financials - 3.4%
Arthur J. Gallagher & Company, 5.750%, due 07/15/54	500,000	479,599
Bank of Montreal, 2.000%, due 12/22/26	200,000	195,916
Goldman Sachs Group, Inc. (The), 5.000%, due 02/27/34	100,000	97,042
Jefferies Financial Group, Inc., 7.000%, due 03/31/46	100,000	99,199
State Street Corporation, 5.272%, due 08/03/26	100,000	100,330
		972,086
Health Care - 1.2%
AstraZeneca plc, 0.700%, due 04/08/26	250,000	249,837
Cigna Group (The), 5.125%, due 05/15/31	100,000	102,059
		351,896
Information Technology - 0.6%
Automatic Data Processing, Inc., 1.250%, due 09/01/30	200,000	175,680

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 7.2% (Continued)	Par Value	Value
Real Estate - 0.4%
Kimco Realty OP, LLC, 4.850%, due 03/01/35	100,000	$ 97,960

Total Corporate Bonds (Cost $2,138,490)		$ 2,054,971

U.S. GOVERNMENT & AGENCIES - 1.7%	Par Value	Value
Federal Farm Credit Bank - 0.3%
Federal Farm Credit Bank,
4.780%, due 10/29/35	$ 100,000	$ 99,068

Federal Home Loan Bank - 0.7%
Federal Home Loan Bank,
4.125%, due 02/27/31	200,000	196,615

Federal Home Loan Mortgage Corporation - 0.7%
Federal Home Loan Mortgage Corporation,
4.070%, due 12/17/30	200,000	198,218
Total U.S. Government & Agencies (Cost $499,657)		$ 493,901

U.S. TREASURY OBLIGATIONS - 6.7%	Par Value	Value
U.S. Treasury Bills (b) - 0.9%
3.666%, due 06/18/26	$ 250,000	$ 248,052

U.S. Treasury Bonds - 3.2%
3.625%, due 02/15/44	100,000	84,945
4.750%, due 02/15/45	100,000	98,258
2.250%, due 08/15/49	750,000	466,494
4.250%, due 02/15/54	300,000	268,735
		918,432
U.S. Treasury Notes - 2.6%
4.250%, due 11/30/26	75,000	75,250

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 6.7% (Continued)	Par Value	Value
U.S. Treasury Notes - 2.6% (Continued)
2.625%, due 02/15/29	$ 150,000	$ 145,125
4.375%, due 05/15/34	250,000	252,636
4.250%, due 05/15/35	250,000	249,336
		722,347

Total U.S. Treasury Obligations (Cost $1,950,660)		$ 1,888,831

MONEY MARKET FUNDS - 2.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (c) (Cost $585,399)	585,399	$ 585,399

Total Investments at Value - 99.9% (Cost $17,206,618)		$ 28,357,972

Other Assets in Excess of Liabilities - 0.1%		22,406

Net Assets - 100.0%		$ 28,380,378

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at the time of purchase.
(c)	The rate shown is the 7-day effective yield as of March 31, 2026.

ADR	- American Depositary Receipt.